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PFM Multi-Manager Domestic Equity Fund
PFM Multi-Manager Domestic Equity Fund
Investment Objective
The PFM Multi-Manager Domestic Equity Fund (the “Domestic Equity Fund”) seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Domestic Equity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFM Multi-Manager Domestic Equity Fund	Advisor Class	Institutional Class	R Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFM Multi-Manager Domestic Equity Fund		Advisor Class	Institutional Class	R Class
Management Fees		0.29%	0.29%	0.29%
Distribution and/or Service (12b-1) Fees		none	none	none
Other Expenses		0.12%	0.12%	0.12%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	[1]	0.45%	0.45%	0.45%
[1]	The Total Annual Fund Operating Expenses do not correlate to the "Ratios of Average Net Assets of Expenses, Prior to Expenses Waived/Reimbursed/Recouped" provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (including exchange traded funds).

Example.

This Example is intended to help you compare the costs of investing in the Domestic Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Domestic Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Domestic Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PFM Multi-Manager Domestic Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Advisor Class	46	145	253	568
Institutional Class	46	145	253	568
R Class	46	145	253	568

Portfolio Turnover

The Domestic Equity Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Domestic Equity Fund’s performance. During the most recent fiscal year, the Domestic Equity Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

In seeking long-term capital appreciation, the Domestic Equity Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities of U.S. based companies, in derivatives and other instruments that have economic characteristics similar to such securities, and in exchange-traded funds (“ETFs”) investing in equity securities of U.S. based companies. Companies are considered to be U.S. based if they are organized under the laws of the United States, have a principal office in the United States, or have their principal securities market in the United States.

The Domestic Equity Fund’s investments in equity securities of U.S. based companies typically consist primarily of common stocks, including initial public offerings (“IPOs”), but may also include preferred stocks of such companies. The Domestic Equity Fund may also invest in foreign equity securities and depositary receipts.

The Domestic Equity Fund may invest in issuers with market capitalizations in all ranges, including small-, medium- and large-capitalization companies.

The Domestic Equity Fund utilizes a “multi-manager” approach whereby the Adviser allocates the Domestic Equity Fund’s assets to one or more sub-advisers. Each sub-adviser acts independently from the other sub-advisers and utilizes its own distinct investment style in selecting securities and managing the portion of the Domestic Equity Fund’s assets to which the sub-adviser has been allocated. Each sub-adviser manages its portion of the Domestic Equity Fund’s assets in a manner consistent with the Domestic Equity Fund’s investment objective, strategies and restrictions. The Adviser has overall responsibility for the Domestic Equity Fund’s investments, and for selecting and overseeing the Domestic Equity Fund’s sub-advisers. Not all of the sub-advisers listed for the Domestic Equity Fund may be actively managing assets for the Domestic Equity Fund at all times. The Adviser also has discretion to manage directly all or a portion of the Domestic Equity Fund. The principal investment strategies employed by the Domestic Equity Fund include the following:

·	All-Capitalization. The all-capitalization strategies invest in common stocks of any capitalization size that the sub-adviser(s) believe have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Certain all-capitalization strategies are expected to have a tilt toward large-capitalization companies, or a tilt toward mid-/small-capitalization companies. The Domestic Equity Fund expects to allocate up to 50% of its assets to all-capitalization strategies.

·	Large-Capitalization. The large-capitalization strategies invest in common stocks of large-capitalization companies that the sub-adviser(s) believe have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Under normal circumstances, the Domestic Equity Fund’s large-capitalization strategies define a large-capitalization company as having a market capitalization of greater than $15 billion or is a constituent of the Russell 1000 or S&P 500 Indices at the time of acquisition. The Domestic Equity Fund expects to allocate up to 40% of its assets to large-capitalization strategies.

·	Mid-Capitalization. The mid-capitalization strategies invest in common stocks of mid-capitalization companies that the sub-adviser(s) believe have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Under normal circumstances, the Domestic Equity Fund’s mid-capitalization strategies define a mid-capitalization company as having a market capitalization of greater than $5 billion but less than $15 billion or is a constituent of the Russell Mid Cap or S&P 400 Indices at the time of acquisition. The Domestic Equity Fund expects to allocate up to 30% of its assets to mid-capitalization strategies.

·	Small-Capitalization. The small-capitalization strategies invest in common stocks of small-capitalization companies that the sub-adviser(s) believe have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Under normal circumstances, the Domestic Equity Fund’s small-capitalization strategies define a small-capitalization company as having a market capitalization of less than $5 billion or is a constituent of the Russell 2000 or S&P 600 Indices at the time of acquisition. The Domestic Equity Fund expects to allocate up to 30% of its assets to small-capitalization strategies.

·	Passive Allocation. The Domestic Equity Fund expects to strategically allocate up to 80% of its assets to passively managed strategies tracking the U.S. equity market. Generally, the Adviser expects to use ETFs or mutual funds, such as those tracking the Russell 3000 Index, to implement these strategies. From time to time, the Adviser may also make tactical allocations to over-weight or under-weight certain segments of the U.S. equity market in an attempt to outperform it. The Adviser may use ETFs, mutual funds, securities, derivatives, or a combination in seeking to implement such a strategy. The Adviser may over-weight or under-weight certain segments of the market based on the Adviser’s analysis on the economy, capital markets, valuation, and trends related to the foregoing.

Each of the all-capitalization, large-capitalization, mid-capitalization, and small-capitalization strategies are constructed using either: (1) a fundamental bottom-up investment process, which includes consideration of a company’s intrinsic or fair value, or (2) quantitative strategies where the sub-adviser(s) select stocks based on certain factors. These factors may include, but are not limited to, measures quantifying historical and forecasted valuations as compared to earnings, sales, and book value; quality measures such as cash on the balance sheet, earnings momentum, and debt to equity; and measures of market sentiment such as share price momentum or short interest.

When determining the allocations and reallocations to a sub-adviser, the Adviser employs a strategic and tactical management approach, and considers a variety of factors, including but not limited to its own views on the economy and markets, the sub-adviser’s investment approach and outlook, relative value and risk, and the characteristics of each sub-adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). The Adviser seeks, through its selection of sub-advisers and its allocation determinations, to reduce portfolio volatility and provide an attractive combination of risk and return for the Domestic Equity Fund.

The Domestic Equity Fund may seek to implement its investment strategies through investments in ETFs and other registered investment companies instead of direct investments.

The Fund may invest up to 20% of its assets in derivatives.

Principal Investment Risks

As with any investment, you could lose all or part of your investment in the Domestic Equity Fund, and the Fund’s performance could lag that of other investments. The Domestic Equity Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. The Domestic Equity Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), yield, total return and ability to meet its investment objective.

Market Risk is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment could cause the value of the Domestic Equity Fund’s NAV to decline, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Large-Capitalization Stock Risk is the risk that large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large-capitalization stocks may not rise to the same extent as the value of small or mid-cap companies under certain market conditions or during certain periods.

Mid- and Small-Capitalization Stock Risk is the risk that stocks of mid- and small-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-and small-sized companies may have limited product lines or financial resources, may be dependent upon a particular niche of the market, or may be dependent upon a small or inexperienced management group. Their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Investment Company Risk is the risk that shareholders in the Domestic Equity Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Domestic Equity Fund’s direct fees and expenses, which may involve duplication of management fees and certain other expenses. Investments in other funds also may increase the amount of taxes payable by investors in the Domestic Equity Fund. In addition, investments in other investment companies are subject to the risks associated with the underlying assets held by the investment companies, and investments in ETFs are subject to the following additional risks: (1) an ETF’s shares may trade above or below its net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted by the listing exchange; (4) a passively managed ETF may not track the performance of the reference asset; and (5) a passively managed ETF may hold troubled securities.

Management Risk is the risk that a strategy used by the Domestic Equity Fund’s sub-advisers may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the sub-advisers may cause unintended results.

Multi-Manager Risk is the risk that the sub-advisers’ investment styles will not always be complementary and the sub-advisers may make decisions that conflict with each other, which could affect the performance of the Domestic Equity Fund. The Domestic Equity Fund’s performance depends on the skill of the Adviser in selecting, overseeing, and allocating the Domestic Equity Fund’s assets to the sub-advisers. The Domestic Equity Fund’s value could decline as a result of less than optimal or poor asset allocation decisions. Moreover, the Domestic Equity Fund’s multi-manager approach may result in the Domestic Equity Fund investing a significant percentage of its assets in certain types of securities, which could be beneficial or detrimental to the Domestic Equity Fund’s performance depending on the performance of those securities and the overall market environment. The sub-advisers may underperform the market generally or underperform other investment managers that could have been selected for the Domestic Equity Fund.

Focus Risk is the risk that to the extent the Domestic Equity Fund’s investment strategy leads to sizable allocations to a particular market, sector or industry, the Domestic Equity Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector or industry. As a result, there may be more fluctuation in the price of the Domestic Equity Fund’s shares.

Preferred Securities Risk includes issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.

Quantitative Strategies and Trading Risk is the risk that the Adviser/sub-adviser(s) use quantitative models that rely on patterns inferred from historical prices and other financial and economic data in evaluating prospective investments, making predictions, and in implementing their strategies. Changes in underlying market conditions and unanticipated events can significantly impact the performance of those models. The Adviser/sub-adviser(s) apply judgment in the implementation of their models, which may improve or detract from results. It is also possible that errors in incorporating and processing the historical prices and other financial and economic data could occur. As market dynamics shift over time, quantitative models may become outdated. Mispricings, even if correctly identified, may not be corrected by the market within a time frame over which it is feasible for any given portfolio to maintain a position. Any of the foregoing factors could give rise to material losses or result in the failure to achieve the Fund’s investment objective.

Foreign Investments Risk is the risk that investing in foreign (non-U.S.) securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”), may result in the Domestic Equity Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial reporting standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Domestic Equity Fund’s investments to decline.

Depositary Receipts Risk involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Domestic Equity Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

IPO Risk is the risk that the prices of IPO securities often fluctuate more than prices of securities of companies with longer trading histories and sometimes experience significant price drops shortly after their initial issuance. In addition, companies offering securities in IPOs may lack publicly available information and may have less experienced management or limited operating histories.

Performance

The following performance information provides some indication of the risks of investing in the Domestic Equity Fund. The bar chart below shows the annual total returns of the Domestic Equity Fund’s Institutional Class shares for the period indicated. The table below shows the average annual total returns, both before and after taxes, and how the Domestic Equity Fund’s Institutional Class performance compares to that of a broad-based securities market index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. Past performance, before and after taxes, is not necessarily an indication of how the Domestic Equity Fund will perform in the future. Updated performance information for the Domestic Equity Fund is available toll free by calling 1-833-PFM-MMST (1-833-736-6678) or by visiting our website at www.pfm.com/multiassetfunds.

Advisor Class and Class R shares have not commenced operations as of the date of this prospectus and therefore the returns shown below are for Institutional Class shares. Advisor Class and Class R shares would have substantially similar annual returns to Institutional Class shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Annual Total Returns as of December 31 Domestic Equity Fund - Institutional Class

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	13.70%	1Q/2019
Lowest Return	-13.63%	4Q/2018

Average Annual Total Returns for the periods ended December 31, 2019

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. They are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and redemptions may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Domestic Equity Fund shares at the end of the measurement period.

Average Annual Returns - PFM Multi-Manager Domestic Equity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Return Before Taxes Based on NAV	29.70%	9.75%	Dec. 29, 2017
After Taxes on Distributions | Institutional Class	Return After Taxes on Distributions	28.71%	9.19%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Return After Taxes on Distributions and Sale of Fund Shares	17.98%	7.40%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	31.01%	11.07%	Dec. 29, 2017